UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


1.   Name and address of issuer:    Neuberger Berman Advisers Management Trust
                                    605 Third Avenue
                                    New York, New York  10158

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):   X

3.   Investment Company Act File Number:     811-4255

     Securities Act File Number:             2-88566

4(a). Last day of fiscal year for which this Form is filed: 12/31/98

4(b). __ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

4(c).__  Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:  (1)

   (i)      Aggregate sale price of securities sold during the fiscal
            year pursuant to section  24(f):             $ 26,333,398

   (ii)     Aggregate price of securities redeemed or
            repurchased during the fiscal year:          $  18,993,784

   (iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission:                                  $     0

   (iv)     Total available redemption credits[add items 5(ii)
            and 5(iii)]:                                        $ 18,993,784

   (v)      Net sales--if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:               $  7,339,614

   (vi)     Redemption credits available for use in future
            years -- if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:               $   ( 0 )

   (vii)    Multiplier for determining registration fee
            (See Instruction C.9)                               x .000278

   (viii)   Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):              =$  2,040.41

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         __________.

7.       Interest due -- if this Form is being filed more than 90
         days after the end of the issuer's fiscal year (see Instruction D):
                                                                  + $   0

8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:                 = $2,040.41

9.       Date the  registration  fee and any  interest payment
         was sent to the Commission's lockbox depository:       March 30, 1999

         Method of Delivery:

         X        Wire Transfer
                  Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      Michael J. Weiner
                               Vice President

Date: March 29, 1999

  *Please print the name and title of the signing officer below the signature.

_______________

(1) Pursuant to the position of the Staff of the Securities and Exchange Commission ("SEC") as set forth in Neuberger & Berman Advisers Management Trust (pub. avail. Feb. 9, 1996) and in instruction C.3. to Form 24F-2, the Trust calculates and pays registration fees pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, only on those shares issued in the previous fiscal year to separate accounts, qualified plans, and other entities that are not registered with, and do not pay registration fees to, the SEC.